Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB	US$
Land	912,927	912,927	127,529
Buildings	13,744,221	13,683,458	1,911,471
Motor vehicles	1,485,841	1,485,841	207,560
Electronic equipment	2,116,562	2,265,898	316,528
Machinery	1,238,050	2,488,592	347,637
Other equipment	1,472,880	1,479,526	206,678
Subtotal	20,970,481	22,316,242	3,117,403
Less: accumulated depreciation	(3,564,579)	(3,985,420)	(556,732)
	17,405,902	18,330,822	2,560,671
Less: impairment charges	(1,748,022)	(1,748,022)	(244,185)
Property and equipment, net	15,657,880	16,582,800	2,316,486